Consolidated statement of profit or loss and other comprehensive income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenue	$ 1,433	$ 675	$ 469
Cost of revenue	(1,356)	(1,070)	(963)
Other income	17	12	33
Sales and marketing expense	(279)	(241)	(151)
General and administrative expense	(647)	(545)	(326)
Research and development expense	(466)	(356)	(257)
Net impairment loss on financial assets	(58)	(19)	(63)
Other expenses	(17)	(11)	(40)
Operating loss	(1,373)	(1,555)	(1,298)
Finance income	107	28	53
Finance costs	(166)	(1,701)	(1,448)
Net change in fair value of financial assets and liabilities	(294)	37	(42)
Share listing and associated expenses	0	(353)	0
Net finance costs recognized in profit or loss	(353)	(1,989)	(1,437)
Share of loss of equity-accounted investees (net of tax)	(8)	(8)	(8)
Loss before income tax	(1,734)	(3,552)	(2,743)
Income tax expense	(6)	(3)	(2)
Loss for the year	(1,740)	(3,555)	(2,745)
Items that will not be reclassified to profit or loss:
Defined benefit plan remeasurements	2	1	(2)
Investments and put liabilities at FVOCI - net change in fair value	(3)	0	0
Items that are or may be reclassified subsequently to profit or loss:
Foreign currency translation differences - foreign operations	(42)	(42)	5
Other comprehensive (loss)/ income for the year, net of tax	(43)	(41)	3
Total comprehensive loss for the year	(1,783)	(3,596)	(2,742)
Loss attributable to:
Owners of the Company	(1,683)	(3,449)	(2,608)
Non-controlling interests	(57)	(106)	(137)
Loss for the year	(1,740)	(3,555)	(2,745)
Total comprehensive loss attributable to:
Owners of the Company	(1,729)	(3,489)	(2,599)
Non-controlling interests	(54)	(107)	(143)
Total comprehensive loss for the year	$ (1,783)	$ (3,596)	$ (2,742)
Loss per share
Basic loss per share	$ (0.44)	$ (6.39)	$ (14.39)
Diluted loss per share	$ (0.44)	$ (6.39)	$ (14.39)